UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 9, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $196863(thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      403     4310 SH       SOLE                                       4310
A T & T Inc New                COM              00206r102      613    14494 SH       SOLE                                      14494
Abbott Labs                    COM              002824100      388     7242 SH       SOLE                                       7242
Altria Group Inc               COM              02209s103      211     3034 SH       SOLE                                       3034
American International Group   COM              026874107     5450    80569 SH       SOLE                                      80569
Apple Computer                 COM              037833100     1240     8080 SH       SOLE                                       8080
Automatic Data Processing Inc  COM              053015103     4646   101151 SH       SOLE                                     101151
BP PLC ADR                     COM              055622104     4698    67745 SH       SOLE                                      67745
Bank of America Corporation Ne COM              060505104      334     6651 SH       SOLE                                       6651
Berkshire Hathaway Inc  Delawa COM              084670108      237        2 SH       SOLE                                          2
Canon Inc. ADR                 COM              138006309     6793   125122 SH       SOLE                                     125122
Chevron Corp                   COM              166764100     1635    17476 SH       SOLE                                      17476
Cisco Systems                  COM              17275R102     2974    89766 SH       SOLE                                      89766
Citigroup Inc                  COM              172967101      415     8901 SH       SOLE                                       8901
Coca Cola Co Com               COM              191216100     6699   116557 SH       SOLE                                     116557
Donaldson Inc                  COM              257651109     8443   202187 SH       SOLE                                     202187
Dover Corp                     COM              260003108     5504   108022 SH       SOLE                                     108022
Echelon                        COM              27874n105     1237    49450 SH       SOLE                                      49450
Emerson Electric Co            COM              291011104     6294   118266 SH       SOLE                                     118266
Endeavour Intl Corp Com        COM              29259G101       40    35000 SH       SOLE                                      35000
Exxon Mobil Corp     Com       COM              30231g102     9842   106327 SH       SOLE                                     106327
Farmers & Merchants Com        COM              307795104      255      599 SH       SOLE                                        599
FedEx Corp                     COM              31428x106     3622    34576 SH       SOLE                                      34576
General Electric               COM              369604103     1193    28812 SH       SOLE                                      28812
Home Depot Inc                 COM              437076102     2738    84394 SH       SOLE                                      84394
Illinois Tool Works            COM              452308109     7173   120265 SH       SOLE                                     120265
Intel Corp                     COM              458140100     2494    96448 SH       SOLE                                      96448
International Business Machine COM              459200101      225     1912 SH       SOLE                                       1912
International Flavors & Fragra COM              459506101      281     5313 SH       SOLE                                       5313
Johnson & Johnson              COM              478160104     6774   103111 SH       SOLE                                     103111
Luminex Corp Com               COM              55027E102      822    54531 SH       SOLE                                      54531
Mc Graw Hill Companies         COM              580645109      285     5599 SH       SOLE                                       5599
Microsoft Corp Com             COM              594918104     4413   149792 SH       SOLE                                     149792
Molex Inc.                     COM              608554101     3656   135748 SH       SOLE                                     135748
Monsanto                       COM              61166w101      219     2558 SH       SOLE                                       2558
National Instruments Corp Com  COM              636518102     2301    67028 SH       SOLE                                      67028
Nokia                          COM              654902204     3606    95076 SH       SOLE                                      95076
Nordson Corp                   COM              655663102     5011    99791 SH       SOLE                                      99791
Novartis ADR                   COM              66987V109     3800    69150 SH       SOLE                                      69150
Oilsands Quest Inc             COM              678046103      164    37000 SH       SOLE                                      37000
Pepsico Inc                    COM              713448108     1735    23688 SH       SOLE                                      23688
Pfizer, Inc.                   COM              717081103      408    16707 SH       SOLE                                      16707
Procter & Gamble               COM              742718109     7941   112898 SH       SOLE                                     112898
Royal Dutch Shell Plc Sponsore COM              780259206     5293    64409 SH       SOLE                                      64409
Sabine Royalty Trust UBI       COM              785688102      617    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    20836   616452 SH       SOLE                                     616452
Schlumberger Ltd               COM              806857108    10309    98183 SH       SOLE                                      98183
Sigma Aldrich                  COM              826552101     6893   141420 SH       SOLE                                     141420
Sysco Corp                     COM              871829107     4686   131680 SH       SOLE                                     131680
Telefonica de Espana           COM              879382208     1334    15922 SH       SOLE                                      15922
Unilever N V                   COM              904784709     1216    39423 SH       SOLE                                      39423
Union Pacific Corp.            COM              907818108      226     2000 SH       SOLE                                       2000
United Parcel Svc Cl B         COM              911312106     4020    53532 SH       SOLE                                      53532
United Technologies            COM              913017109      451     5600 SH       SOLE                                       5600
W.W. Grainger                  COM              384802104     6784    74389 SH       SOLE                                      74389
Wal-Mart Stores                COM              931142103     2887    66131 SH       SOLE                                      66131
Weyerhaeuser Co                COM              962166104     3036    41985 SH       SOLE                                      41985
Whole Foods Mkt Inc Com        COM              966837106      204     4160 SH       SOLE                                       4160
Wyeth                          COM              983024100      454    10185 SH       SOLE                                      10185
Ishares Tr Russell 1000 Val                     464287598      404     4700 SH       SOLE                                       4700
REPORT SUMMARY		       60 DATA RECORDS		     196863         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

